STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 13,897	$ 58,067	$ 13,897	$ 58,067	$ 85,356	$ 14,332
Cost of Sales	(3,709)	(14,813)	(3,709)	(14,813)	(21,904)	(3,395)
Gross Margin	10,188	43,254	10,188	43,254	63,452	10,397
Operating Expenses:
Professional fees	19,931	27,752	85,219	66,493	58,327	30,893
General and administrative	130,552	24,189	262,264	76,372	98,431	61,485
Consulting	597,566	65,202	1,734,080	218,995	388,402	233,000
Total operating expenses	748,049	117,413	2,081,563	361,860	545,160	325,378
Loss from operations	(737,861)	(73,889)	(2,071,375)	(318,606)	(481,708)	(314,441)
Other Income (Expense):
Change in fair value of derivatives	35,172		84,564	2,638,153	2,638,153	(1,707,272)
Loss on issuance of derivatives	(13,513)		(100,371)	(149,010)	(149,010)	(1,409,462)
Loss on sale of asset			(3,600)
Amortization of intangible asset	(31,604)		(31,604)
Gain on extinguishment of debt	49,248		49,248	627,591	627,591
Change in fair value of contingent liability	(600)		450	(3,031)	(2,731)	542
Interest expense	(146,870)	(162,287)	(225,966)	(1,386,384)	(1,152,933)	(319,034)
Total other income (expense)	(108,167)	(162,287)	(227,279)	1,727,319	1,961,070	(3,435,226)
Net Income (Loss)	$ (846,028)	$ (236,176)	$ (2,298,654)	$ 1,408,713	$ 1,479,362	$ (3,749,667)